Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Loss
Balance at Dec. 31, 2015	$ 265,565	$ 367	$ 243,280	$ 26,343	$ (4,425)
Balance (in shares) at Dec. 31, 2015		36,699,572
Shares issued on exercise of options	$ 3,288	$ 4	3,284
Shares issued on exercise of options (in shares)	471,869	471,869
Cancellation of shares	$ (6,258)	$ (7)	(6,251)
Cancellation of shares (in shares)		(724,750)
Stock-based compensation expenses	1,223		1,223
Net income (loss)	(9,534)			(9,534)
Cash dividends declared ($0.28 per share in 2016, $0.28 per share in 2017)	(10,205)			(10,205)
Cash dividends reversal	3			3
Foreign currency translation adjustment	(7,736)				(7,736)
Balance at Dec. 31, 2016	236,346	$ 364	241,536	6,607	(12,161)
Balance (in shares) at Dec. 31, 2016		36,446,691
Shares issued on exercise of options	$ 6,908	$ 12	6,896
Shares issued on exercise of options (in shares)	1,104,500	1,104,500
Stock-based compensation expenses	$ 1,424		1,424
Net income (loss)	3,944			3,944
Cash dividends declared ($0.28 per share in 2016, $0.28 per share in 2017)	(10,514)			(10,514)
Cash dividends paid	(61)			(61)
Foreign currency translation adjustment	6,311				6,311
Balance at Dec. 31, 2017	$ 244,358	$ 376	249,856	(24)	(5,850)
Balance (in shares) at Dec. 31, 2017	37,551,191	37,551,191
Shares issued on exercise of options	$ 3,955	$ 6	3,949
Shares issued on exercise of options (in shares)	635,800	635,800
Stock-based compensation expenses	$ 3,320		3,320
Net income (loss)	(13,254)			(13,254)
Cash dividends paid	(51)			(51)
Foreign currency translation adjustment	(10,437)				(10,437)
Balance at Dec. 31, 2018	$ 227,891	$ 382	$ 257,125	$ (13,329)	$ (16,287)
Balance (in shares) at Dec. 31, 2018	38,186,991	38,186,991